            INVESTMENT ADVISER                         -----------------------
             Value Line, Inc.                             SEMI-ANNUAL REPORT
220 East 42nd Street, New York, NY 10017-5891               AUGUST 31, 1995
                                                       -----------------------
               DISTRIBUTOR
       Value Line Securities, Inc.
220 East 42nd Street, New York, NY 10017-5891

             CUSTODIAN BANK                                      THE
  State Street Bank and Trust Company                          VALUE LINE
 225 Franklin Street, Boston, MA 02110                         TAX EXEMPT
                                                               FUND, INC.
        SHAREHOLDER SERVICING AGENT
 State Street Bank and Trust Company c/o NFDS
  P.O. Box 419729, Kansas City, MO 64141-6729

          INDEPENDENT ACCOUNTANTS
           Price Waterhouse LLP
1177 Avenue of the Americas, New York, NY 10036

                LEGAL COUNSEL
          Peter D. Lowenstein, Esq.
        Two Greenwich Plaza, Suite 100
             Greenwich, CT 06830

             BOARD OF DIRECTORS
 Jean Bernhard Buttner      Leo R. Futia
  Charles E. Reed         Paul Craig Roberts
              John W. Chandler

                   OFFICERS
 Jean Bernhard Buttner      Charles Heebner
 CHAIRMAN and PRESIDENT     VICE PRESIDENT

               Raymond S. Cowen
                VICE PRESIDENT

               David T. Henigson
    VICE PRESIDENT, SECRETARY/TREASURER

   Jack M. Houston          Stephen La Rosa
      Assistant               Assistant
 SECRETARY/TREASURER       SECRETARY/TREASURER

An investment in the Value Line Tax Exempt Fund, Inc.
Money Market Portfolio is not guaranteed or insured by the U.S. government, and there is no assurance that this portfolio will maintain its $1.00 per-share net asset value.

The financial statements included herein have been taken
from the records of the Fund without examination by the
independent accountants and, accordingly, they do not
express an opinion thereon.                                          LOGO

This unaudited report is issued for the information of
shareholders. It is not authorized for distribution to            VALUE LINE
prospective investors unless preceded or accompanied             MUTUAL FUNDS
by a currently effective prospectus of the Fund
(obtainable from the Distributor).

                                       DTJVLF # 406132

LOGO                                                         TO OUR VALUE LINE
-------------------------------------------------------------------------------
DEAR SHAREHOLDER:

During the past six months, the fixed-income markets made an impressive recovery from the tumultuous 1994 interest-rate climate. After long-term, tax-exempt rates reached a peak of 7.37% on November 22, 1994, as measured by the Bond Buyer's Index of 40 tax-exempt bonds, these rates declined to a low of 5.98% on September 14, 1995. During this same period, long-term taxable yields, as measured by the 30-year Treasury bond, declined from a high of 8.16% on November 7, 1994, to a low of 6.47% on September 14, 1995. Since their peak, tax-exempt yields have fallen 1.39 percentage points, compared to
1.69 percentage points for taxable yields.

Tax-exempt securities have underperformed taxable securities in this market rally, especially in recent months. Proposals for major tax-law changes, such as flat, sales, and value-added taxes, have discouraged investors in tax-exempt securities from adding to their positions, especially in bonds with long maturities. Indeed, many have reduced their positions: During 1994, investments in long-term, tax-exempt bond funds declined by $13.7 billion. An additional $2.6 billion was withdrawn from such funds through September 20, 1995.

Offsetting these negative factors have been the significant decline in volume of new tax-exempt issues and the absence of selling pressures, which occurred in the bear bond market of 1994. New-issue volume was down 22.4%, from $119.7 billion in the first eight months of 1994 to $92.8 billion in the same period this year. For the second year in a row, redemptions will exceed new tax-exempt debt issues in 1995.

HIGH-YIELD PORTFOLIO

The primary objective of The Value Line Tax Exempt Fund High-Yield Portfolio is to provide investors with maximum income exempt from federal income tax without undue risk to principal. During the six months ended August 31, 1995, the Fund's total return was 4.73%. From its inception in March 1984 through that date, the total return, assuming reinvestment of all dividends, was 161.33%. This is equivalent to an average annual total return of 8.76%. The Fund's SEC yield, as of August 31, 1995, was 5.17%, which exceeded the average SEC yield of 4.79% for all general municipal bond funds ranked by Lipper Analytical Services.

Your Fund's total return for the period January 1 through August 31, 1995, was 11.2%, compared to 12.1% for the Lehman Brothers Municipal Bond Index during the same period. Our emphasis on high-grade securities (which have lower yields than low-grade bonds) and on shorter duration than the Lehman Index has contributed to the Fund's below-index performance. We believe that emphasis on high-grade issues is warranted, especially when considering the narrow difference between yields of high-grade and those of low-grade securities.

We have concentrated on maintaining call protection and have emphasized higher grade credits to maximize shareholder income without compromising safety of principal. Over 96% of your Fund's bonds are rated A or better by the major credit-rating agencies. In addition, 23.7% of the portfolio is invested in high-coupon, non-callable bonds that assure high, tax-free income. The Fund's highest concentrations are in housing revenue, insured, hospital revenue, and general obligation bonds. During the past six months, we increased our concentration in the insured and housing sectors, while reducing those in the general-obligation, electric-revenue, and hospital-revenue sectors.

MONEY MARKET PORTFOLIO

The objective of The Value Line Tax Exempt Fund Money Market Portfolio is to preserve principal by investing in high-quality, tax-exempt, short-term securities with a high degree of liquidity (to assure a constant net asset value of $1.00 per share). The portfolio consists only of securities that carry the two highest ratings of the major credit-rating agencies. The annualized yield of this fund was 2.74% as of August 31, 1995, equivalent to a 4.54% taxable yield for those in the 39.6% income-tax bracket.

All short-term rates have declined in 1995. Since January, short-term, tax-exempt rates, as measured by the Bond Buyer's One-year Note Index, have decreased 1.41 percentage points--from a high of 5.10% on January 12, 1995, to a low of 3.69% on June 8th. During this same period, the yield on one-year taxable Treasury bills declined two full percentage

TAX EXEMPT FUND SHAREHOLDERS
-------------------------------------------------------------------------------
points--from a high of 7.33% on December 13, 1994, to a low of 5.33% on September 20, 1995.

The municipal bond market is one of the most fragmented and complex sectors of the American capital markets. We believe that most investors seeking tax-free income are best served by a mutual fund, like yours, that provides professional management, diversification, liquidity, low transaction fees, sound record keeping, and automatic reinvestment of dividends, and that is available in small-dollar amounts. The Value Line Tax Exempt Fund has the additional advantage of carrying no sales or redemption fees; it is a true no-load fund.

We thank you for your continued confidence in Value Line, and we look forward to serving your investment needs in the future.

                                            Sincerely,



                                            Jean Bernhard Buttner
                                            CHAIRMAN and PRESIDENT
September 25, 1995


PERFORMANCE DATA:*

HIGH-YIELD PORTFOLIO

                          AVERAGE ANNUAL GROWTH OF AN ASSUMED
                          TOTAL RETURN  INVESTMENT OF $10,000
                          -----------------------------------
1 year ended 6/30/95          8.16%           $ 10,816
5 years ended 6/30/95         7.31%           $ 14,230
10 years ended 6/30/95        7.95%           $ 21,485

MONEY MARKET PORTFOLIO

                          AVERAGE ANNUAL GROWTH OF AN ASSUMED
                          TOTAL RETURN  INVESTMENT OF $10,000
                          -----------------------------------
1 year ended 6/30/95          2.69%           $ 10,269
5 years ended 6/30/95         2.89%           $ 11,529
10 years ended 6/30/95        3.83%           $ 14,558

                             ECONOMIC OBSERVATIONS

The economy is giving off mixed signals. For example, housing activity, benefitting from earlier reductions in mortgage rates, remains quite strong, and production at the nation's factories is once more on the rise after a period of weakness during the middle months of the year. Conversely, a number of retailers are reporting soft sales, and average employment growth remains somewhat below the levels one would normally associate with a vigorous business expansion.

On balance, though, we think the current picture is more positive than not, largely because of the more favorable interest-rate structure vis-a-vis earlier in the year. Moreover, we would expect business conditions to remain relatively upbeat and for the long-running economic expansion to prove largely sustainable. All in all, we sense that the upturn, which faltered in the second quarter, as the economy grew by just 1.3%, will strengthen moderately over the final months of the year and then retain this upward bias in 1996.

Such a scenario, however, is probably not conducive to a major relaxation in Federal Reserve policies. To be sure, this moderately more positive economic tone should hardly be the lightning rod for a new round of monetary tightening. Rather, it just seems that the recent reduction in short-term interest rates will not be the opening salvo in a multi-step process. At best, we now see one or two additional rate cuts in the months ahead--barring any sudden reversal in business fortunes.

*THE AVERAGE ANNUAL TOTAL RETURN FOR THE ONE-YEAR, FIVE-YEAR, AND TEN-YEAR
 PERIODS ENDED AUGUST 31, 1995, FOR THE HIGH-YIELD PORTFOLIO AND THE MONEY MARKET PORTFOLIO WERE 8.00%, 7.78%, AND 8.12% AND 2.83%, 2.80%, AND 3.80%,
 RESPECTIVELY. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURNS AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST.

THE VALUE LINE TAX EXEMPT FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
-------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT                 HIGH-YIELD PORTFOLIO               RATING       VALUE
-------------------------------------------------------------------------------
LONG-TERM MUNICIPAL SECURITIES (87.4%)

             ALABAMA (.6%)
$ 1,250,000  Colbert County-Northwest, Health Care
              Authority, Hospital Revenue Refunding,
              Helen Keller Hospital, 8.75%, 6/1/09            Baa    $ 1,395,187
                                                                     -----------
             ALASKA (5.3%)
             Housing Finance Corp., Collateralized
              Mortgage Obligation, Veteran's, 1st Ser.,
              Veteran's Mortgage Program:
  8,410,000    5.40%, 12/1/23                                Aaa      7,366,067
    310,000    7.45%, 12/1/29                                Aaa        327,220
  5,000,000  Valdez, Marine Terminal, Revenue, Refunding,
              BP Pipeline Inc. Project, Ser. B, 5.50%,
              10/1/28                                        A1       4,516,500
                                                                     ----------
                                                                     12,209,787
                                                                     ----------
             ARKANSAS (.4%)
    855,000  Development Finance Authority, Single Family
              Mortgage, Revenue Replacement, Ser. C,
              8.125%, 8/1/14.                                A+*        910,652
                                                                     ----------

             CALIFORNIA (2.2%)
    895,000  Bay Area, Government Association, Revenue,
              Municipal Funding Pool, Ser. A, 8.05%,
              9/1/10 (Called 9/1/95)                         A          894,982

  4,250,000  Pleasant Hill, Redevelopment Agency
              Residential Mortgage Revenue, Refunding,
              5.75%, 8/1/11                                  AA*      4,129,045
                                                                     ----------

                                                                      5,024,027
                                                                     ----------
             COLORADO (2.2%)
  4,055,000  Denver, City & County Single Family Mortgage
              Revenue, 7.00%, 8/1/10                         Aaa      4,476,071
    520,000  Housing Finance Authority, Single Family,
              Revenue, Residential, Ser. C, 8.75%, 9/1/17    Aa         555,090
                                                                     ----------
                                                                      5,031,161
                                                                     ----------
             CONNECTICUT (.4%)
    850,000  Housing Finance Authority, Mortgage Finance
              Program, Ser. E, 8.75%, 11/15/18               Aa         885,692
                                                                     ----------

             FLORIDA (.1%)
    240,000  Housing Finance Agency, Home Ownership
              Mortgage, 8.595%, 11/1/17                      AAA*       241,200
                                                                     ----------

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THE VALUE LINE TAX EXEMPT FUND, INC.
                                                                AUGUST 31, 1995
-------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT                 HIGH-YIELD PORTFOLIO               RATING       VALUE
-------------------------------------------------------------------------------

             GEORGIA (4.1%)
$ 3,000,000  Fulton County, Housing Authority, Single
              Family Mortgage, Revenue, Ser. A, 6.20%,
              3/1/13                                         AAA*   $ 3,031,890

  5,000,000  General Obligation, Ser. B, 6.00%, 3/1/12       Aaa      5,291,150
  1,000,000  Residential Finance Authority, Single Family
              Insured Mortgage, Revenue, Subser. C,
              8.00%, 12/1/16                                 Aa       1,085,030
                                                                    -----------
                                                                      9,408,070
                                                                    -----------
             HAWAII (1.8%)
  4,000,000  Department of Budget and Finance, Special
              Purpose Mortgage Revenue, Kapiolani Health
              Care System, 6.40%, 7/1/13                     A        4,142,160
                                                                    -----------
             IDAHO (.6%)
  1,485,000  Housing Agency, Single Family, Mortgage
             Revenue, Refunding, Ser. E, 5.95%, 7/1/26       Aaa      1,497,400
                                                                    -----------

             ILLINOIS (8.7%)
             Chicago, O'Hare International Airport,
             Revenue Refunding, 2nd Lien:
  2,000,000   Ser. A, 6.375%, 1/1/15                         Aaa      2,055,840
  6,940,000   Ser. C-1, 5.00%, 1/1/18                        Aaa      6,083,882
  3,475,000  Chicago, Water Revenue, Refunding, 6.50%,
              11/1/15                                        Aaa      3,740,003
  4,500,000  Housing Development Authority, Multi-Family,
              Ser. 91-A, 8.25%, 7/1/16                       A1       4,897,350
  3,000,000  Metropolitan Pier and Exposition Authority,
              McCormick Place Expansion Project,
              Ser. 1992A, 6.75%, 6/1/10                      A        3,295,230
                                                                    -----------
                                                                     20,072,305
                                                                    -----------
             INDIANA (1.5%)
  3,000,000  Office Building Commission, Capital Complex,
              Revenue, Ser. B, 7.40%, 7/1/15                 Aaa      3,541,170
                                                                    -----------
             IOWA (.6%)
  1,255,000  Finance Authority, Single Family, Revenue
              Mortgage, Ser. B, 7.45%, 7/1/23.               Aaa      1,328,681
                                                                    -----------
             MAINE (1.3%)
  2,800,000  Housing Authority, Mortgage Purchase Program,
              Ser. D-4, 7.55%, 11/15/19                      A1       2,953,888
                                                                    -----------
             MARYLAND (3.1%)
  7,000,000  Northeast,  Waste Disposal Authority, Solid
              Waste Removal, Montgomery County, Revenue,
              6.20%, 7/1/10                                  A        7,096,880
                                                                    -----------

THE VALUE LINE TAX EXEMPT FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
-------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT                 HIGH-YIELD PORTFOLIO               RATING       VALUE
-------------------------------------------------------------------------------
             MASSACHUSETTS (4.4%)
$ 5,000,000  General Obligations, Consolidated Loan,
              Ser. C, 5.625%, 8/1/12                         Aaa    $ 4,927,350
  3,000,000  Health & Educational Facilities Authority,
              Revenue, New England Memorial Hospital,
              Ser. B, 6.00%, 7/1/08                          Ba       2,490,000
  2,710,000  Housing Finance Agency, Residential
              Development, Ser. H, 6.75%, 5/15/15            Aaa      2,827,343
                                                                    -----------
                                                                     10,244,693
                                                                    -----------
             NEBRASKA (2.1%)
  5,000,000  Investment Finance Authority, Single Family
              Mortgage, Revenue, Ser. A, 5.977%, 9/30/16     Aaa      5,008,650
                                                                    -----------
             NEVADA (4.6%)
             Clark County:
  5,000,000   Passenger Facilities Charge, Revenue, Las
               Vegas/Macarran International Airport,
               Ser. A, 6.00%, 7/1/17                         Aaa      4,909,950
  5,000,000   School District, Ser. A, 7.00%, 6/15/05        Aaa      5,753,550
                                                                    -----------
                                                                     10,663,500
                                                                    -----------
             NEW HAMPSHIRE (.1%)
    215,000  Housing Finance Authority, Single Family
              Residential Mortgage, Ser. B, 7.75%,
              7/1/23                                         Aa         228,016
                                                                    -----------

             NEW JERSEY (1.9%)
  4,500,000  Housing and Mortgage Finance Agency, Home
              Buyer, Revenue, Ser. G, 4.625%, 4/1/15         Aaa      4,406,130
                                                                    -----------
             NEW YORK (11.4%)
             New York City:
  3,900,000   General Obligations, Ser. F, 8.20%, 11/15/04   Baa1     4,486,287
    750,000   Housing Development Corp., Mortgage Revenue,
               Multi-Family, F.H.A. Insured, Ser. 1985A,
               9.625%, 1/1/19                                A+*        811,785
             New York State:
              Medical Care Facilities Finance Agency:
               Hospital and Nursing Home, Mortgage
                Revenue:
  3,950,000     Ser. D, 6.35%, 2/15/12                       Aa       4,268,765
  2,355,000     Ser. A, 6.125%, 2/15/14                      AAA*     2,414,252
  5,000,000     Presbyterian Hospital, Revenue, Refunding,
                 Ser. A, 5.10%, 8/15/10                      Aa       4,852,200
  7,190,000     St. Luke's-Roosevelt Hospital, Ser. A,
                 Refunding, 5.60%, 8/15/13                   Aa       7,069,927
  2,500,000    Mortgage Agency, Revenue, Homeowner
                Mortgage, Ser. 36-A, 5.70%, 4/1/23           Aa       2,499,850
                                                                    -----------
                                                                     26,403,066
                                                                    -----------

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THE VALUE LINE TAX EXEMPT FUND, INC.
                                                                AUGUST 31, 1995
-------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT                 HIGH-YIELD PORTFOLIO               RATING       VALUE
-------------------------------------------------------------------------------
             NORTH CAROLINA (3.1%)
             Housing Finance Agency:
$ 3,000,000   Single Family, Revenue, Ser. BB, 6.05%,
               3/1/21                                        Aa     $ 3,017,280
  4,055,000   Ser. U, 6.375%, 9/1/22                         Aa       4,114,527
                                                                    -----------
                                                                      7,131,807
                                                                    -----------
             OKLAHOMA (.7%)
  1,540,000  Housing Finance Agency, Single Family
              Mortgage, Revenue, Class A, Ser. 87A,
              7.99675%, 8/1/18                               AAA*     1,570,800
                                                                    -----------
             OREGON (1.8%)
  4,235,000  Eugene, Trojan Nuclear Project, Revenue,
              5.90%, 9/1/09                                  Aa       4,234,492
                                                                    -----------
             PENNSYLVANIA (1.8%)
  4,500,000  Philadelphia, Gas Works Revenue, 15th Ser.,
              Refunding, 4.875%, 8/1/10                      Aaa      4,108,905
                                                                    -----------
             SOUTH DAKOTA (1.6%)
  3,600,000  Heartland Consumers Power District, Electric
              Revenue, 6.375%, 1/1/16                        Aaa      3,831,552
                                                                    -----------
             TEXAS (8.2%)
  3,000,000  Harris County, Hospital District, Mortgage
              Reveue, 7.40%, 2/15/10                         Aaa      3,510,540
 10,000,000  Houston, Housing Finance Corp., Single Family
              Mortgage Revenue, Refunding, Ser. A, 5.95%,
              12/1/10                                        Aaa     10,146,600
  3,000,000  Lubbock, Housing Finance Corp., Single Family
              Mortgage Revenue, Refunding, Ser. 1989A,
              8.00%, 10/1/21                                 AAA*     4,094,880
  1,200,000  Travis County, Health Facilities Development
              Corp., Hospital Revenue, Daughters of
              Charity, 5.90%, 11/15/07                       Aa       1,225,644
                                                                    -----------
                                                                     18,977,664
                                                                    -----------
             UTAH (1.0%)
             Housing Finance Agency, Single Family Mortgage:
    625,000   Ser. C-3, 7.55%, 7/1/23                        AA*        661,950
  1,530,000   Ser. D-3, 7.55%, 7/1/23                        AA*      1,620,454
                                                                    -----------
                                                                      2,282,404
                                                                    -----------
             VIRGINIA (1.3%)
  3,000,000  Housing Development Authority, Commonwealth
              Mortgage, Ser. H, 6.85%, 7/1/14                Aa1      3,146,730
                                                                    -----------

THE VALUE LINE TAX EXEMPT FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
-------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT                 HIGH-YIELD PORTFOLIO               RATING       VALUE
-------------------------------------------------------------------------------
             WASHINGTON (3.5%)
$ 5,000,000  Motor Vehicle Fuel Tax, Ser. D, 7.00%,
              9/1/05                                        Aa      $ 5,775,150
  2,000,000  Public Power Supply System, Revenue,
              Refunding, Ser. 1990B, Nuclear
              Project #1, Ser. B, 7.25%, 7/1/09             Aa        2,232,500
                                                                    -----------
                                                                      8,007,650
                                                                    -----------
             WISCONSIN (7.0%)
  6,000,000  Clean Water Revenue, Ser. 1, 6.875%, 6/1/11    Aa        6,699,060
  9,595,000  Housing and Economic Development Authority,
             Housing Revenue, Refunding, Ser. C, 5.80%,
             11/1/13                                        Aaa       9,435,435
                                                                    -----------
                                                                     16,134,495
                                                                    -----------
SHORT-TERM MUNICIPAL INVESTMENTS (11.2%)

    900,000  Brazos River, Texas, Harbor Navigation
              District, Revenue, Texaco Dow Chemical
              Project, 3.70%, 5/1/23                        A1(1)       900,000
             Lincoln County, Wyoming, Pollution Control
              Revenue, Exxon Project:
  5,300,000   Ser. A, 3.55%, 7/1/17                         Aaa(1)    5,300,000
  3,300,000   Ser. B, 3.55%, 7/1/17                         Aaa(1)    3,300,000
  2,000,000  Long Beach, California, Tax and Revenue
              Anticipation Notes, dated 9/21/94,
              4.75%, 9/20/95                                MIG1      2,000,600
             New York City:
              General Obligations:

  1,000,000    Subser. B-2, 3.35%, 8/15/03                  VMIG1(1)  1,000,000
    400,000    Subser. B-3, 3.35%, 8/15/04                  VMIG1(1)    400,000
    500,000    Subser. A-5, 3.35%, 8/1/16                   VMIG1(1)    500,000
    300,000    Subser. B-7, 3.35%, 8/15/18                  VMIG1(1)    300,000
  1,200,000    Subser. B-4, 3.35%, 8/15/23                  VMIG1(1)  1,200,000
             New York State:
  1,375,000   Dormitory Authority, Mortgage Revenue,
               St. Vincent's Hospital and Medical Center,
               4.00%, 8/1/96                                Aaa       1,375,192
  1,800,000   Enviormental Facilities Corp., Resource
               Recovery Revenue, Huntington Project,
               3.55%, 11/1/14                               A1+*(1)   1,800,000
  1,700,000  Port Authority of New York and New Jersey,
              Special Obligations, Revenue, Versatile
              Structure Obligation, 3.30%, 6/1/20           VMIG1(1)  1,700,000
  5,000,000  Rhode Island, Tax Anticipation Notes,
              dated 7/3/95, 4.50%, 6/28/96                  MIG1      5,020,250
  1,100,000  Southwestern Illinois, Development Authority,
              Solid Waste Disposal, Revenue, Shell Oil Co.,
              Wood River Project, 3.65%, 4/1/22             VMIG1(1)  1,100,000
                                                                    -----------
                                                                     25,896,042
                                                                    -----------

THE VALUE LINE TAX EXEMPT FUND, INC.
                                                                AUGUST 31, 1995
-------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT                 HIGH-YIELD PORTFOLIO              RATING        VALUE
-------------------------------------------------------------------------------
             TOTAL MUNICIPAL SECURITIES (98.6%)
             (Cost $223,653,076)                                  $ 228,014,856

             EXCESS OF CASH AND OTHER ASSETS OVER
              LIABILITIES (1.4%)                                      3,271,270
                                                                  -------------

             NET ASSETS (100.0%)                                  $ 231,286,126
                                                                  -------------
                                                                  -------------
             NET ASSET VALUE, OFFERING AND REDEMPTION
              PRICE, PER SHARE OUTSTANDING                              $ 10.61
                                                                  -------------
                                                                  -------------

Rated by Moody's Investors Service except for those marked by an asterisk (*), which are rated by Standard & Poor's.

Variable-rate notes are considered short-term obligations. Interest rates change periodically every (1) 1 day. These securities are payable on demand on interest-rate refix dates and are secured by either letters of credit or other credit-support agreements from banks. The rates listed are as of August 31, 1995.

                                              See Notes to Financial Statements
                                       9

THE VALUE LINE TAX EXEMPT FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
-------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT                 MONEY MARKET PORTFOLIO              RATING       VALUE
-------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES (99.0%)

             ARIZONA (4.6%)
$ 1,000,000  Maricopa County, Pollution Control Revenue,
              Refunding, Arizona Public Service Co.,
              Ser B, 3.50%, 5/1/29                          P1(1)   $ 1,000,000
                                                                    -----------
             CALIFORNIA (4.6%)
  1,000,000  Long Beach, Tax and Revenue Anticipation
              Notes, dated 9/21/94, 4.75%, 9/20/95          MIG1      1,000,325
                                                                    -----------
             DISTRICT OF COLUMBIA (5.5%)
  1,200,000  Tax and Revenue Anticipation Notes,
              dated 1/4/95, 6.25%, 9/30/95                  MIG1      1,201,289
                                                                    -----------
             FLORIDA (3.2%)
    700,000  Dade County, Industrial Development
              Authority, Revenue, Refunding, Florida
              Power and Light Co., 3.50%, 6/1/21            VMIG1(2)    700,000
                                                                    -----------
             GEORGIA (4.6%)
  1,000,000  De Kalb County, Tax Anticipation Notes,
              dated 3/14/95, 5.00%, 12/29/95                MIG1      1,002,355
                                                                    -----------
             ILLINOIS (4.6%)
  1,000,000  Southwestern Development Authority, Solid
              Waste Disposal, Revenue, Shell Oil Co.,
              Wood River Project, 3.65%, 4/1/22             VMIG1(1)  1,000,000
                                                                    -----------
             INDIANA (7.6%)
  1,000,000  Indianapolis, Resource Recovery, Revenue,
              Ogden Martin Systems, 3.70%, 12/1/16          A1+*(1)   1,000,000
             Muncie, School Building Corp., First
              Mortgage Refunding:
    355,000    4.80%, 1/15/96                               Aaa         356,467
    325,000    4.80%, 7/15/96                               Aaa         327,742
                                                                    -----------
                                                                      1,684,209
                                                                    -----------
             IOWA (5.5%)
  1,200,000  School Corporations, Warrant Certificates,
              Cash Anticipation Program, Ser. A,
              dated 6/28/95, 4.75%, 6/28/96                 MIG1      1,208,546
                                                                    -----------
             KANSAS (6.2%)
             Kansas City:
    750,000   General Obligations, Refunding, Ser. A,
               5.00%, 9/1/96                                Aaa         758,720
    600,000   Industrial Revenue, PQ Corp. Project,
               3.50%, 8/1/15                               VMIG1(1)     600,000
                                                                    -----------
                                                                      1,358,720
                                                                    -----------

THE VALUE LINE TAX EXEMPT FUND, INC.
                                                                AUGUST 31, 1995
-------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT                 MONEY MARKET PORTFOLIO              RATING       VALUE
-------------------------------------------------------------------------------
             KENTUCKY (4.1%)
$   900,000  Davies County, Solid Waste Disposal
              Facilities, Revenue, Scott Paper Co.
              Project, Ser. B, 3.70%, 12/1/23               VMIG1(1) $  900,000
                                                                     ----------
             LOUISIANA (4.6%)
  1,000,000  Lake Charles Parish, Harbor and Terminal
              District, Port Facilities Revenue,
              Refunding, 3.55%, 11/1/11                     Aa1(1)    1,000,000
                                                                     ----------
             MICHIGAN (4.6%)
  1,000,000  Strategic Fund, Pollution Control Revenue,
              Refunding, Consumers Power Project,
              Ser. A, 3.35%, 4/15/18                        P1(1)     1,000,000
                                                                     ----------
             MINNESOTA (4.6%)
  1,000,000  Rochester, Health Care Facilities, Revenue,
              for Mayo Medical Center, Ser. A, 3.60%,
              11/15/18 (Putable 10/18/95)                   A1+*      1,000,000
                                                                     ----------
             MISSOURI (4.6%)
  1,000,000  Health and Educational Facilities Authority,
              School District Advance Funding Program
              Notes, Saint Louis Board of Education,
              Ser. H, 4.50%, 8/19/96                        SP1+*     1,005,082
                                                                     ----------
             NEW MEXICO (4.6%)
  1,000,000  Hurley, Pollution Control, Revenue,
              Kennecott Santa Fe, 3.55%, 12/1/15            P1(1)     1,000,000
                                                                     ----------
             NEW YORK (5.4%)
             New York City:
    200,000   General Obligations, Subser. B-3,
              3.35%, 8/15/04                                VMIG1(1)    200,000
             New York State:
  1,000,000   Environmental Facilities Corp., Pollution
               Control, Revenue, State Water, Revolving
               Fund, Ser. D, 4.40%, 11/15/95                Aaa       1,000,000
                                                                     ----------
                                                                      1,200,000
                                                                     ----------
             TEXAS (12.8%)
    200,000  Brazos River, Harbor Navigation District,
              Revenue, Dow Chemical Project, Ser. A,
              3.70%, 12/1/18                                P1(1)       200,000
  1,000,000  Harris County, Industrial Development
              Corp., Pollution Control, Revenue, Exxon
              Corp. Project, 3.65%, 8/15/27                 A1+*(1)   1,000,000
    500,000  Houston, General Obligations, Public
              Improvements, Refunding, Ser. C, 5.50%,
              4/1/96                                        Aa          504,483
  1,100,000  San Antonio, Water Revenue, Refunding,
              5.20%, 5/15/96                                Aaa       1,111,264
                                                                     ----------
                                                                      2,815,747
                                                                     ----------

THE VALUE LINE TAX EXEMPT FUND, INC.

SCHEDULE OF INVESTMENTS
AUGUST 31, 1995 (UNAUDITED)
-------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT                 MONEY MARKET PORTFOLIO              RATING       VALUE
-------------------------------------------------------------------------------
             VIRGINIA (2.7%)
$   600,000  Peninsula Ports Authority, Coal Terminal,
              Ser. D, Refunding, 3.55%, 7/1/16               P1(1)  $   600,000
                                                                    -----------
             WYOMING (4.6%)
  1,000,000  Lincoln County, Pollution Control Revenue,
              for Exxon Project, Ser. D, 3.35%,
              11/1/14                                        P1(1)    1,000,000
                                                                    -----------
             TOTAL SHORT-TERM MUNICIPAL SECURITIES (99.0%)
             (Cost $21,676,273)                                      21,676,273

             EXCESS OF CASH AND OTHER ASSETS OVER
              LIABILITIES (1.0%)                                        218,513
                                                                    -----------
             NET ASSETS (100.0%)                                    $21,894,786
                                                                    -----------
                                                                    -----------
             NET ASSET VALUE, OFFERING AND REDEMPTION
              PRICE, PER OUTSTANDING SHARE                                $1.00
                                                                    -----------
                                                                    -----------

Rated by Moody's Investors Service except for those marked by an asterisk (*), which are rated by Standard & Poor's.

Variable-rate notes are considered short-term obligations. Interest rates change periodically every (1) 1 day. These securities are payable on demand on interest-rate refix dates and are secured by either letters of credit or other credit-support agreements from banks. The rates listed are as of August 31, 1995.

VALUE LINE TAX EXEMPT FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
AT AUGUST 31, 1995 (UNAUDITED)
-------------------------------------------------------------------------------
                                                           PORTFOLIO
                                                   ---------------------------
                                                   HIGH-YIELD     MONEY MARKET
                                                   ---------------------------
                                                             DOLLARS
                                                      (IN THOUSANDS EXCEPT
                                                        PER-SHARE AMOUNTS)

ASSETS:
Investment securities, at value
  (Cost $223,653 and amortized cost $21,676)        $228,015         $21,676
Cash                                                     502              53
Interest receivable                                    3,200             267
Receivable for securities sold                           100              --
Receivable for capital shares sold                        21               4
                                                    --------         -------
          TOTAL ASSETS                               231,838          22,000
                                                    --------         -------
LIABILITIES:
Dividends payable to shareholders                        325              --
Payable for capital shares repurchased                    13              39
Accrued expenses:
   Advisory fee                                           96               9
   Other                                                 118              57
                                                    --------         -------
          TOTAL LIABILITIES                              552             105
                                                    --------         -------
NET ASSETS:
Capital Stock, at $.01 par value (Authorized
  65,000,000 shares and 125,000,000 shares,
  respectively; outstanding 21,789,635 shares
  and 21,923,437 shares, respectively)                   218             219
Additional paid-in capital                           229,830          21,704
Accumulated net realized loss on investments          (3,124)            (28)
Unrealized net appreciation of investments             4,362              --
                                                    --------         -------
          NET ASSETS                                $231,286         $21,895
                                                    --------         -------
                                                    --------         -------
          NET ASSET VALUE, OFFERING AND
          REDEMPTION PRICE PER
          OUTSTANDING SHARE                         $  10.61         $  1.00
                                                    --------         -------
                                                    --------         -------


                                             SEE NOTES TO FINANCIAL STATEMENTS

THE VALUE LINE TAX EXEMPT FUND, INC.
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)
-------------------------------------------------------------------------------
                                                           PORTFOLIO
                                                   ---------------------------
                                                   HIGH-YIELD     MONEY MARKET
                                                   ---------------------------
                                                             DOLLARS
                                                         (IN THOUSANDS)

INVESTMENT INCOME:
Interest                                            $ 6,754            $ 472
                                                    -------            -----
EXPENSES:
Advisory fee                                            579               59
Transfer agent fees                                      36               15
Auditing and legal fees                                  26               20
Printing and stationery                                  11                3
Postage                                                  10                2
Registration and filing fees and other                    6               10
Custodian fees                                            6               --
Directors' fees and expenses                              3                3

   TOTAL EXPENSES                                       677              112
                                                    -------            -----
NET INVESTMENT INCOME                                 6,077              360
                                                    -------            -----
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
       NET REALIZED GAIN                              2,548               --
       CHANGE IN UNREALIZED APPRECIATION              2,557               --
                                                    -------            -----
NET REALIZED GAIN AND CHANGE IN UNREALIZED
   APPRECIATION ON INVESTMENTS                        5,105               --
                                                    -------            -----
NET INCREASE IN NET ASSETS FROM OPERATIONS          $11,182            $ 360
                                                    -------            -----
                                                    -------            -----


                                               SEE NOTES TO FINANCIAL STATEMENTS

THE VALUE LINE TAX EXEMPT FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED AUGUST 31, 1995,
AND FOR THE YEAR ENDED FEBRUARY 28, 1995
-------------------------------------------------------------------------------

                                                     HIGH-YIELD PORTFOLIO            MONEY MARKET PORTFOLIO
                                              --------------------------------------------------------------------
                                              SIX MONTHS ENDED                  SIX MONTHS ENDED
                                               AUGUST 31, 1995    YEAR ENDED     AUGUST 31, 1995    YEAR ENDED
                                                 (UNAUDITED)   FEBRUARY 28, 1995   (UNAUDITED)    FEBRUARY 28, 1995
                                              --------------------------------------------------------------------
                                                                    (DOLLARS IN THOUSANDS)
OPERATIONS:
    Net investment income                        $  6,077         $ 13,517         $    360         $    656
    Net realized gain (loss) on investments         2,548           (5,710)              --               --
    Change in net unrealized appreciation           2,557           (7,800)              --               --
                                                 --------         --------         --------         --------
    Net increase in net assets from operations     11,182                7              360              656
                                                 --------         --------         --------         --------
DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income                          (6,077)         (13,517)            (360)            (656)
    Realized gain from investment
      transactions--net                                --             (987)              --               --
                                                 --------         --------         --------         --------
     Total distributions                           (6,077)         (14,504)            (360)            (656)
                                                 --------         --------         --------         --------
CAPITAL SHARE TRANSACTIONS:
    Net proceeds from sale of shares               48,909           83,010            6,065           21,421
    Net proceeds from reinvestment of
       distributions to shareholders                4,014            9,884              360              656
    Cost of shares repurchased                    (68,209)        (110,818)         (10,211)         (28,103)
                                                 --------         --------         --------         --------
    Decrease from capital share transactions      (15,286)         (17,924)          (3,786)          (6,026)
                                                 --------         --------         --------         --------
TOTAL DECREASE IN NET ASSETS                      (10,181)         (32,421)          (3,786)          (6,026)

NET ASSETS:
    Beginning of period                           241,467          273,888           25,681           31,707
                                                 --------         --------         --------         --------
    End of period                                $231,286         $241,467         $ 21,895         $ 25,681
                                                 --------         --------         --------         --------
                                                 --------         --------         --------         --------

                                               SEE NOTES TO FINANCIAL STATEMENTS

THE VALUE LINE TAX EXEMPT FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
-------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Value Line Tax Exempt Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, comprised of the High-Yield and Money Market Portfolios. The primary investment objective of the High-Yield Portfolio is to provide investors with maximum income exempt from federal income taxes while avoiding undue risk to principal by investing primarily in investment-grade municipal securities. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state or region. The primary objective of the Money Market Portfolio is to preserve principal and provide income by investing in high quality tax-exempt money market instruments. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) SECURITY VALUATIONS: High-Yield Portfolio. The investments are valued each business day by an independent pricing service ("Service") approved by the Board of Directors. Investments for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at quotes obtained by the Service from dealers in such securities. Other investments (which constitute a majority of the portfolio securities) are carried at fair value by the Service, based on methods that include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to value from dealers; and general market conditions. Short-term instruments maturing within 60 days of the date of purchase are valued at amortized cost, which approximates value. Other assets and securities for which no quotations are readily available will be valued in good faith at their fair value using methods determined by the Board of Directors.

Money Market Portfolio. Securities are valued on the basis of amortized cost, which approximates market value and which does not take into account unrealized capital gains or losses. This involves valuing an instrument at cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The valuation of securities based upon their amortized cost is permitted by Rule 2a-7 under the Investment Company Act of 1940. The rule requires that money market funds maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments that have remaining maturities of 13 months or less, and invest only in securities determined by the Board of Directors to be of good quality with minimal credit risk. The Directors have established procedures designed to achieve these objectives.

(B) DISTRIBUTIONS: It is the policy of the Fund to declare dividends daily from net investment income. In the Money Market portfolio, dividends are automatically reinvested each day in additional shares. Dividends credited to a shareholder's account in the High-Yield Portfolio are distributed monthly. Income earned by the Fund on weekends, holidays, and other days on which the Fund is closed for business is declared as a dividend on the next day on which the Fund is open for business. The Fund expects to distribute any net realized capital gains in either Portfolio at least annually.

(C) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the provisions available to certain investment companies, as defined in applicable sections of the

THE VALUE LINE TAX EXEMPT FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
-------------------------------------------------------------------------------

Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax or excise tax is required in the accompanying financial statements.

(D) INVESTMENTS: Securities transactions are recorded on a trade-date basis. Realized gains and losses from securities transactions are recorded on the identified-cost basis. Interest income, adjusted for amortization of premium and accretion of original-issue discount and market discount, when appropriate, in accordance with federal income-tax regulations, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(E) EXPENSES: Expenses directly attributable to each portfolio are charged to that portfolio's operations; expenses that are applicable to both portfolios are allocated between them.

2. CAPITAL SHARE TRANSACTIONS

Transactions in capital stock were as follows:

                                               HIGH-YIELD PORTFOLIO
                                         --------------------------------
                                         SIX MONTHS ENDED       YEAR
                                             AUGUST 31,         ENDED
                                                1995         FEBRUARY 28,
                                             (UNAUDITED)        1995
                                         --------------------------------
                                                   (IN THOUSANDS)

Shares sold                                     4,660           8,140
Shares issued to share-
 holders in reinvestment
 of dividends                                     381             972
                                               ------         -------
                                                5,041           9,112
Shares repurchased                             (6,478)        (10,861)
                                               ------         -------
Net decrease                                   (1,437)         (1,749)
                                               ------         -------
                                               ------         -------


                                             MONEY MARKET PORTFOLIO
                                         --------------------------------
                                         SIX MONTHS ENDED       YEAR
                                             AUGUST 31,         ENDED
                                                1995         FEBRUARY 28,
                                             (UNAUDITED)        1995
                                         --------------------------------
                                                   (IN THOUSANDS)

Shares sold                                     6,065          21,421
Shares issued to share-
 holders in reinvestment
 of dividends                                     360             656
                                              -------         -------
                                                6,425          22,077
Shares repurchased                            (10,211)        (28,103)
                                               ------         -------
Net decrease                                   (3,786)         (6,026)
                                               ------         -------
                                               ------         -------

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of municipal securities were as follows:

                                                     HIGH-YIELD
                                                     PORTFOLIO
                                                     -----------
                                                     SIX MONTHS
                                                       ENDED
                                                     AUGUST 31,
                                                       1995
                                                     (UNAUDITED)
                                                     -----------
                                                    (IN THOUSANDS)

PURCHASES:
  Long-term obligations                              $ 98,700
  Short-term obligations                               85,217
                                                     --------
                                                     $183,917
                                                     --------
                                                     --------
MATURITIES OR SALES:
  Long-term obligations                              $108,340
  Short-term obligations                               93,400
                                                     --------
                                                     $201,740
                                                     --------
                                                     --------

THE VALUE LINE TAX EXEMPT FUND, INC.
                                                               AUGUST 31, 1995
-------------------------------------------------------------------------------


                                               MONEY MARKET
                                                PORTFOLIO
                                              -------------
                                                SIX MONTHS
                                                  ENDED
                                                AUGUST 31,
                                                  1995
                                                (UNAUDITED)
                                               -----------
                                              (IN THOUSANDS)


PURCHASES:
  Municipal short-term obligations               $ 25,603
                                                 --------
                                                 --------

MATURITIES OR SALES:
  Municipal short-term obligations               $ 29,215
                                                 --------
                                                 --------

At August 31, 1995, the aggregate cost of investments for federal income-tax purposes was $223,653,076 for the High-Yield Portfolio and $21,676,273 for the Money Market Portfolio.

The aggregate appreciation and depreciation of investments in the High-Yield Portfolio at August 31, 1995, based on a comparison of investment values and their cost for federal income-tax purposes is $5,912,490 and $1,550,710, respectively, resulting in net unrealized appreciation of $4,361,780. There was no unrealized appreciation or depreciation in the Money Market Portfolio.

For federal income-tax purposes the High-Yield Portfolio had a capital loss carryover at February 28, 1995, of $4,644,892, which will expire in 2003, and the Money Market Portfolio had a capital loss carryover at February 28, 1995, of $27,649, which will expire in 2000. Any net capital losses incurred after October 31, within the Fund's tax year, if so elected by either Portfolio of the Fund, are deemed to arise on the first day of that Fund Portfolio's next taxable year. To the extent future capital gains are offset by such capital losses, the Portfolio does not anticipate distributing any such gains to its shareholders.

4. INVESTMENT ADVISORY CONTRACT,
   MANAGEMENT FEES, AND
   TRANSACTIONS WITH AFFILIATES

Advisory fees of $579,039 and $59,427 were paid or payable on the High-Yield Portfolio and the Money Market Portfolio, respectively, to Value Line, Inc. (the Adviser) for the six months ended August 31, 1995. These were computed
at the annual rate of 1/2 of 1% of the average   daily net asset values of
the portfolios of the Fund for the year. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses of its organization and operation. If the aggregate expenses of the Fund, other than taxes, interest, brokerage commissions, and extraordinary expenses, exceed the expense limitation imposed by any state in which the Fund sells its shares, the advisory fee will be reduced by the amount of such excess, or the amount of such excess will be refunded. No such reimbursement was required for the six months ended August 31, 1995. During the six months ended
August 31, 1995, $1,960 was paid or payable to the Adviser for printing services.

Certain officers and directors of the Adviser and its subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and a Director of the Fund.

At August 31, 1995, the Adviser and/or affiliated companies owned 1,466,886 shares of the High-Yield Portfolio common shares, representing 6.73% of the outstanding shares. In addition, certain officers and directors of the Fund owned 253,988 shares of the High-Yield Portfolio, representing 1.17 % of the outstanding shares and 2,356 shares of the Money Market Portfolio, representing .01% of the outstanding shares.

THE VALUE LINE TAX EXEMPT FUND, INC.
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                HIGH-YIELD PORTFOLIO
                                              FOR THE SIX
                                              MONTHS ENDED             YEAR ENDED ON LAST DAY OF FEBRUARY,
                                              AUGUST 31, 1995  ----------------------------------------------------
                                               (UNAUDITED)        1995       1994       1993       1992       1991
                                              ---------------------------------------------------------------------

Net asset value, beginning of period             $10.40          $10.97     $11.29     $10.59     $10.20     $10.23
                                               --------        --------   --------   --------   --------   --------
 INCOME FROM INVESTMENT OPERATIONS:

  Net investment income                            .277            .568       .598       .635       .676       .756
  Net gains or losses on securities
   (both realized and unrealized)                  .210           (.528)     (.112)      .698       .388      (.030)
                                               --------        --------   --------   --------   --------   --------
   Total from investment operations                .487            .040       .486      1.333      1.064       .726
                                               --------        --------   --------   --------   --------   --------
 LESS DISTRIBUTIONS:

  Dividends from net investment income            (.277)          (.568)     (.602)     (.633)     (.674)     (.756)
  Distributions from capital gains                   --           (.042)     (.204)        --         --         --
                                               --------        --------   --------   --------   --------   --------
   Total distributions                            (.277)          (.610)     (.806)     (.633)     (.674)     (.756)
                                               --------        --------   --------   --------   --------   --------
Net asset value, end of period                   $10.61          $10.40     $10.97     $11.29     $10.59     $10.20
                                               --------        --------   --------   --------   --------   --------
                                               --------        --------   --------   --------   --------   --------
Total return                                       4.73%+           .64%      4.37%     13.03%     10.75%      7.41%
                                               --------        --------   --------   --------   --------   --------
                                               --------        --------   --------   --------   --------   --------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)       $231,286        $241,467   $273,888   $301,514   $299,781   $278,176
Ratio of expenses to average net assets             .58%*           .61%       .58%       .60%       .58%       .60%
Ratio of net investment income
 to average net assets                             5.23%*          5.54%      5.30%      5.89%      6.50%      7.47%
Portfolio turnover rate                              49%+            60%        55%       101%       122%       122%


+ Not annualized; six-month period only
* Annualized

                                              SEE NOTES TO FINANCIAL STATEMENTS

THE VALUE LINE TAX EXEMPT FUND, INC.
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                MONEY MARKET PORTFOLIO
                                              FOR THE SIX
                                              MONTHS ENDED             YEAR ENDED ON LAST DAY OF FEBRUARY,
                                              AUGUST 31, 1995  ----------------------------------------------------
                                               (UNAUDITED)        1995       1994       1993       1992       1991
                                              ---------------------------------------------------------------------

Net asset value, beginning of period              $1.00           $1.00      $1.00      $1.00      $1.00      $1.00
                                               --------        --------   --------   --------   --------   --------

 INCOME FROM INVESTMENT OPERATIONS:

  Net investment income                            .028            .022       .016       .023       .037       .053
                                               --------        --------   --------   --------   --------   --------
 LESS DISTRIBUTIONS:

  Dividends from net investment income            (.028)          (.022)     (.016)     (.023   )  (.037)     (.053)
                                               --------        --------   --------   --------   --------   --------

Net asset value, end of period                    $1.00           $1.00      $1.00      $1.00    $ 1.00       $1.00
                                               --------        --------   --------   --------   --------   --------
                                               --------        --------   --------   --------   --------   --------
Total return                                       1.53%+          2.22%      1.58%      2.34%      3.79%      5.28%
                                               --------        --------   --------   --------   --------   --------
                                               --------        --------   --------   --------   --------   --------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)        $21,895         $25,681    $31,707    $36,309    $58,090    $60,371
Ratio of expenses to average net assets             .94%*           .89%       .86%       .80%       .74%       .76%
Ratio of net investment income to
 average net assets                                3.02%*          2.17%      1.56%      2.38%      3.74%      5.13%


+  Not annualized; six-month period only
*  Annualized

                                              SEE NOTES TO FINANCIAL STATEMENTS

                        THIS PAGE INTENTIONALLY LEFT BLANK.

                         THE VALUE LINE FAMILY OF FUNDS
-------------------------------------------------------------------------------

1950 -- THE VALUE LINE FUND seeks long-term growth of capital along with modest current income by investing substantially all of its assets in common stocks or securities convertible into common stock.

1952 -- THE VALUE LINE INCOME FUND's primary investment objective is income, as high and dependable as is consistent with reasonable growth. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND   seeks to obtain long-term
growth of capital by investing not less than 80% of its assets in "special situations". No consideration is given to achieving current income.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTOR'S   sole investment objective is
to realize capital growth by investing substantially all of its assets in common stocks. The Fund may borrow up to 50% of its net assets to increase its purchasing power.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks high current income consistent with preservation of capital and liquidity.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to principal. Under normal conditions, at least 80% of the value of its assets will be invested in issues of the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND seeks long-term growth of capital as its sole objective by investing primarily in stocks ranked 1 or 2 by Value Line for year-ahead relative performance. The Fund is available to investors only through the purchase of Guardian Investor, a tax deferred variable annuity, or Value Plus, a variable life insurance policy.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: a Money Market Portfolio and a High-Yield Portfolio.

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income by investing in high-yielding, lower-rated, fixed-income securities.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal.

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST invests in stocks, bonds and cash equivalents according to computer trend models developed by Value Line. The objective is to professionally manage the optimal allocation of these investments at all times. The Fund is available to investors only through the purchase of the Guardian Investor, a tax deferred variable annuity, or Value Plus, a variable life insurance policy.

1992 -- THE VALUE LINE ADJUSTABLE RATE U.S. GOVERNMENT SECURITIES FUND seeks high current income consistent with low volatility of principal by investing primarily in adjustable rate U.S. Government securities.

1993 -- VALUE LINE SMALL-CAP GROWTH FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the correct asset mix.


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FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING
CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-223-0818, 24 HOURS A DAY, 7 DAYS A WEEK. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


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